LVIP Macquarie Wealth Builder Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–47.52%
U.S. MARKETS–45.48%
Aerospace & Defense–0.65%
Lockheed Martin Corp.	349	$155,902
Northrop Grumman Corp.	1,200	614,412
		770,314
Air Freight & Logistics–0.31%
Expeditors International of Washington, Inc.	3,087	371,212
		371,212
Banks–2.22%
Bank of America Corp.	12,900	538,317
Citizens Financial Group, Inc.	12,570	514,993
Fifth Third Bancorp	5,740	225,008
KeyCorp	28,458	455,043
PNC Financial Services Group, Inc.	1,445	253,988
Regions Financial Corp.	5,998	130,336
Truist Financial Corp.	12,700	522,605
		2,640,290
Biotechnology–1.20%
AbbVie, Inc.	3,781	792,195
Gilead Sciences, Inc.	5,675	635,884
		1,428,079
Broadline Retail–0.21%
eBay, Inc.	3,664	248,163
		248,163
Building Products–0.33%
Masco Corp.	5,604	389,702
		389,702
Capital Markets–2.47%
Ameriprise Financial, Inc.	863	417,787
Artisan Partners Asset Management, Inc. Class A	4,147	162,148
Bank of New York Mellon Corp.	6,984	585,748
Blackrock, Inc.	545	515,831
Blackstone, Inc.	2,692	376,288
Charles Schwab Corp.	7,500	587,100
State Street Corp.	3,319	297,150
		2,942,052
Chemicals–0.87%
Dow, Inc.	6,394	223,279
DuPont de Nemours, Inc.	6,724	502,148
LyondellBasell Industries NV Class A	4,351	306,310
		1,031,737
Commercial Services & Supplies–0.19%
ACCO Brands Corp.	25,947	108,718
Deluxe Corp.	7,248	114,591
		223,309
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–0.98%
Cisco Systems, Inc.	18,855	$1,163,542
		1,163,542
Construction & Engineering–0.10%
EMCOR Group, Inc.	309	114,216
		114,216
Consumer Finance–0.55%
Ally Financial, Inc.	6,020	219,549
Synchrony Financial	8,291	438,926
		658,475
Distributors–0.39%
Genuine Parts Co.	3,906	465,361
		465,361
Diversified Telecommunication Services–1.04%
AT&T, Inc.	22,795	644,643
Verizon Communications, Inc.	13,034	591,222
		1,235,865
Electric Utilities–0.51%
Duke Energy Corp.	4,932	601,556
		601,556
Electronic Equipment, Instruments & Components–0.90%
CDW Corp.	3,084	494,242
†Teledyne Technologies, Inc.	1,154	574,357
		1,068,599
Entertainment–0.95%
Electronic Arts, Inc.	4,153	600,192
Walt Disney Co.	5,410	533,967
		1,134,159
Financial Services–1.13%
Corebridge Financial, Inc.	14,568	459,912
Fidelity National Information Services, Inc.	7,236	540,384
Pluxee NV	2,197	44,857
Western Union Co.	28,208	298,441
		1,343,594
Food Products–0.92%
Conagra Brands, Inc.	20,000	533,400
Hershey Co.	3,018	516,169
Tyson Foods, Inc. Class A	652	41,604
		1,091,173
Ground Transportation–0.42%
CSX Corp.	17,100	503,253
		503,253
Health Care Equipment & Supplies–1.00%
Baxter International, Inc.	17,000	581,910
Coloplast AS Class B	677	71,006
LVIP Macquarie Wealth Builder Fund–1

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies (continued)
†Hologic, Inc.	7,386	$456,233
Smith & Nephew PLC	5,955	83,743
		1,192,892
Health Care Providers & Services–1.79%
Cardinal Health, Inc.	3,742	515,535
Cencora, Inc.	1,889	525,312
Cigna Group	1,800	592,200
McKesson Corp.	731	491,956
		2,125,003
Hotels, Restaurants & Leisure–0.78%
Amadeus IT Group SA	1,479	113,266
Booking Holdings, Inc.	97	446,870
Expedia Group, Inc.	820	137,842
Starbucks Corp.	2,395	234,926
		932,904
Household Durables–0.34%
PulteGroup, Inc.	3,964	407,499
		407,499
Household Products–0.08%
Kimberly-Clark Corp.	682	96,994
		96,994
Insurance–2.85%
Allstate Corp.	2,605	539,417
American Financial Group, Inc.	3,209	421,470
Fidelity National Financial, Inc.	5,764	375,121
MetLife, Inc.	6,145	493,382
Principal Financial Group, Inc.	5,506	464,541
Prudential Financial, Inc.	4,271	476,985
Travelers Cos., Inc.	2,338	618,308
		3,389,224
Interactive Media & Services–1.16%
Alphabet, Inc. Class A	1,950	301,548
Alphabet, Inc. Class C	1,723	269,184
Meta Platforms, Inc. Class A	1,410	812,668
		1,383,400
IT Services–0.72%
Accenture PLC Class A	1,126	351,357
Cognizant Technology Solutions Corp. Class A	6,669	510,178
		861,535
Machinery–1.10%
Dover Corp.	3,072	539,689
Otis Worldwide Corp.	4,044	417,341
REV Group, Inc.	11,130	351,708
		1,308,738
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Media–0.06%
Interpublic Group of Cos., Inc.	2,701	$73,359
		73,359
Oil, Gas & Consumable Fuels–2.07%
Chevron Corp.	5,404	904,035
Coterra Energy, Inc.	3,271	94,532
EOG Resources, Inc.	832	106,696
Exxon Mobil Corp.	11,444	1,361,035
		2,466,298
Pharmaceuticals–2.25%
Bristol-Myers Squibb Co.	8,135	496,154
Johnson & Johnson	3,546	588,068
Merck & Co., Inc.	10,297	924,259
Novo Nordisk AS Class B	1,383	94,567
Pfizer, Inc.	9,479	240,198
†SIGA Technologies, Inc.	60,461	331,326
		2,674,572
Professional Services–0.89%
Jacobs Solutions, Inc.	4,132	499,517
Paychex, Inc.	3,618	558,185
		1,057,702
Real Estate Management & Development–0.00%
†=MNEQ Holdings, Inc.	326	1,630
		1,630
Residential REITs–0.50%
Equity Residential	8,341	597,049
		597,049
Semiconductors & Semiconductor Equipment–4.14%
Analog Devices, Inc.	2,707	545,921
Applied Materials, Inc.	1,982	287,628
Broadcom, Inc.	3,771	631,378
Lam Research Corp.	5,030	365,681
Monolithic Power Systems, Inc.	551	319,569
NVIDIA Corp.	21,292	2,307,627
QUALCOMM, Inc.	3,061	470,200
		4,928,004
Software–2.12%
Microsoft Corp.	5,473	2,054,510
Oracle Corp.	3,324	464,728
		2,519,238
Specialty Retail–2.42%
Bath & Body Works, Inc.	396	12,007
Best Buy Co., Inc.	4,899	360,616
Buckle, Inc.	7,229	277,015
Guess?, Inc.	1,448	16,029
Home Depot, Inc.	1,992	730,048
Lowe's Cos., Inc.	2,200	513,106
LVIP Macquarie Wealth Builder Fund–2

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	2,652	$338,899
TJX Cos., Inc.	5,151	627,392
		2,875,112
Technology Hardware, Storage & Peripherals–3.53%
Apple, Inc.	12,615	2,802,170
Dell Technologies, Inc. Class C	3,476	316,837
HP, Inc.	13,422	371,655
NetApp, Inc.	3,917	344,069
Seagate Technology Holdings PLC	4,271	362,822
		4,197,553
Textiles, Apparel & Luxury Goods–0.59%
NIKE, Inc. Class B	11,087	703,803
		703,803
Tobacco–0.75%
Philip Morris International, Inc.	5,641	895,396
		895,396
Total U.S. Markets (Cost $40,120,308)		54,112,556
§DEVELOPED MARKETS–2.04%
Air Freight & Logistics–0.05%
DSV AS	335	64,783
		64,783
Beverages–0.18%
Anheuser-Busch InBev SA	1,675	102,982
Asahi Group Holdings Ltd.	1,700	21,720
Diageo PLC	3,553	92,849
		217,551
Chemicals–0.09%
Air Liquide SA	531	100,861
		100,861
Commercial Services & Supplies–0.10%
Securitas AB Class B	8,299	117,439
		117,439
Consumer Staples Distribution & Retail–0.09%
Koninklijke Ahold Delhaize NV	2,251	84,086
Seven & i Holdings Co. Ltd.	1,800	26,066
		110,152
Food Products–0.08%
Nestle SA	948	95,802
		95,802
Hotels, Restaurants & Leisure–0.06%
Sodexo SA	1,029	66,092
		66,092
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Machinery–0.17%
Knorr-Bremse AG	698	$63,521
Kone OYJ Class B	1,086	59,921
Makita Corp.	2,400	79,520
		202,962
Media–0.04%
Publicis Groupe SA	453	42,740
		42,740
Personal Care Products–0.15%
Kao Corp.	1,700	73,587
Unilever PLC	1,782	106,327
		179,914
Pharmaceuticals–0.09%
Roche Holding AG	341	112,232
		112,232
Professional Services–0.09%
Intertek Group PLC	1,165	75,753
Wolters Kluwer NV	201	31,295
		107,048
Semiconductors & Semiconductor Equipment–0.03%
ASML Holding NV	50	33,089
		33,089
Software–0.10%
SAP SE	447	119,773
		119,773
Specialty Retail–0.03%
H & M Hennes & Mauritz AB Class B	2,432	32,078
		32,078
Textiles, Apparel & Luxury Goods–0.13%
adidas AG	154	36,322
Kering SA	153	31,830
LVMH Moet Hennessy Louis Vuitton SE	143	88,557
		156,709
Tobacco–0.54%
Altria Group, Inc.	10,733	644,195
		644,195
Wireless Telecommunication Services–0.02%
KDDI Corp.	1,800	28,432
		28,432
Total Developed Markets (Cost $1,871,843)		2,431,852
Total Common Stock (Cost $41,992,151)		56,544,408
LVIP Macquarie Wealth Builder Fund–3

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–0.22%
Henkel AG & Co. KGaA 2.51%	975	$77,578
†=SVB Financial Trust 11.00%	371	179,193
Total Preferred Stocks (Cost $286,320)		256,771

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.75%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 A1 6.19% (SOFR30A + 1.85%) 11/25/43	138,804	140,197
Series 2024-DNA3 M2 5.79% (SOFR30A + 1.45%) 10/25/44	240,000	239,877
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R08 1M1 5.84% (SOFR30A + 1.50%) 10/25/43	305,239	305,817
Series 2025-R01 1M2 5.84% (SOFR30A + 1.50%) 1/25/45	30,000	29,891
Series 2025-R02 1M2 5.94% (SOFR30A + 1.60%) 2/25/45	180,000	179,854
Federal National Mortgage Association Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	13	13
Total Agency Collateralized Mortgage Obligations (Cost $894,055)		895,649
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.03%
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	35,000	33,983
Total Agency Commercial Mortgage-Backed Security (Cost $34,592)		33,983
AGENCY MORTGAGE-BACKED SECURITIES–14.23%
Federal Home Loan Mortgage Corp.
2.00% 8/1/42	138,675	118,256
2.50% 6/1/41	450,405	397,597
2.50% 5/1/51	120,689	102,286
2.50% 8/1/51	45,273	37,850
2.50% 10/1/51	276,273	232,582
2.50% 12/1/51	98,241	82,957
2.50% 1/1/52	409,090	344,557
3.00% 3/1/35	116,724	111,735
3.00% 6/1/42	175,174	157,972
3.00% 8/1/48	56,389	49,983
3.00% 11/1/49	6,528	5,734
3.00% 1/1/50	25,006	22,076
3.00% 8/1/51	64,641	56,568
3.50% 11/1/48	296,223	272,910
4.00% 10/1/47	67,724	63,690
4.00% 8/1/52	513,163	479,752
4.00% 9/1/52	321,423	300,755
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
4.50% 9/1/37	211,550	$209,844
4.50% 8/1/48	144,886	141,322
4.50% 1/1/49	60,072	58,337
4.50% 3/1/49	20,271	19,706
4.50% 8/1/49	60,481	58,882
4.50% 9/1/52	221,482	212,232
4.50% 10/1/52	371,542	356,026
4.50% 11/1/52	94,371	90,433
5.00% 11/1/42	121,745	121,521
5.00% 7/1/52	278,088	276,199
5.00% 9/1/52	286,631	284,144
5.00% 11/1/52	37,131	36,499
5.00% 6/1/53	693,968	682,548
5.50% 9/1/41	30,009	30,643
5.50% 9/1/52	423,139	427,813
5.50% 11/1/52	112,812	113,623
5.50% 11/1/54	619,823	619,170
6.00% 1/1/53	69,383	71,471
Federal National Mortgage Association
2.00% 3/1/41	108,500	92,696
2.00% 6/1/50	774,699	622,099
2.00% 3/1/51	742,809	594,761
2.50% 7/1/36	248,173	230,251
2.50% 8/1/50	105,009	88,873
2.50% 1/1/51	120,098	101,004
2.50% 5/1/51	19,490	16,354
2.50% 7/1/51	25,794	21,707
2.50% 8/1/51	141,437	119,097
2.50% 12/1/51	151,481	126,534
2.50% 2/1/52	321,437	269,933
2.50% 4/1/52	121,148	101,375
3.00% 11/1/33	14,906	14,375
3.00% 7/1/47	396,691	350,008
3.00% 10/1/47	27,499	23,946
3.00% 2/1/48	261,339	232,327
3.00% 3/1/48	119,034	105,183
3.00% 11/1/48	28,561	25,292
3.00% 3/1/50	4,393	3,879
3.00% 7/1/50	86,035	76,170
3.00% 12/1/51	262,739	230,662
3.00% 2/1/52	117,798	103,023
3.00% 6/1/52	143,885	125,865
3.50% 7/1/47	75,318	70,202
3.50% 12/1/47	1,298,127	1,185,804
3.50% 9/1/52	421,836	385,249
4.00% 8/1/42	244,779	233,829
4.00% 9/1/42	231,924	221,548
4.00% 6/1/48	43,941	41,467
4.00% 5/1/51	197,684	186,194
4.00% 9/1/52	33,301	31,077
4.50% 7/1/40	6,242	6,154
4.50% 8/1/41	11,549	11,389
4.50% 5/1/46	25,261	24,934
4.50% 4/1/48	23,801	23,610
4.50% 12/1/48	23,973	23,314
4.50% 1/1/49	38,663	37,583
4.50% 1/1/50	86,237	84,544
LVIP Macquarie Wealth Builder Fund–4

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 4/1/50	27,525	$26,795
4.50% 10/1/52	578,325	554,174
4.50% 2/1/53	412,678	395,487
5.00% 1/1/51	96,115	95,815
5.50% 5/1/44	212,568	217,484
5.50% 11/1/52	174,299	175,738
5.50% 7/1/53	240,972	240,967
6.00% 1/1/42	41,021	42,769
6.00% 5/1/53	100,649	102,881
6.00% 6/1/53	150,609	153,301
6.00% 9/1/53	869,993	883,791
Government National Mortgage Association
3.00% 3/15/50	14,679	13,035
3.00% 12/20/51	135,387	119,981
5.00% 9/20/52	67,172	66,396
5.50% 2/20/54	126,065	127,124
Uniform Mortgage-Backed Security, TBA 6.00% 4/1/55	815,000	827,748
Total Agency Mortgage-Backed Securities (Cost $17,584,425)		16,933,471
CORPORATE BONDS–17.02%
Aerospace & Defense–0.31%
Boeing Co. 6.86% 5/1/54	210,000	228,101
Northrop Grumman Corp.
4.03% 10/15/47	100,000	79,863
4.75% 6/1/43	15,000	13,550
5.20% 6/1/54	55,000	51,513
		373,027
Agriculture–0.25%
Bunge Ltd. Finance Corp.
1.63% 8/17/25	155,000	153,188
4.20% 9/17/29	145,000	142,521
		295,709
Auto Manufacturers–0.20%
General Motors Financial Co., Inc.
5.45% 9/6/34	60,000	57,849
5.60% 6/18/31	17,000	17,001
5.90% 1/7/35	20,000	19,806
5.95% 4/4/34	146,000	145,264
		239,920
Banks–3.56%
μBank of America Corp.
5.16% 1/24/31	80,000	81,103
5.52% 10/25/35	176,000	172,682
5.82% 9/15/29	55,000	56,998
5.87% 9/15/34	25,000	26,089
6.20% 11/10/28	110,000	114,325
μBank of New York Mellon Corp.
4.70% 9/20/25	180,000	178,910
4.94% 2/11/31	65,000	65,577
5.80% 10/25/28	19,000	19,624
6.30% 3/20/30	55,000	56,371
Citibank NA 5.57% 4/30/34	250,000	256,913
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCitigroup, Inc.
5.61% 9/29/26	67,000	$67,321
5.61% 3/4/56	50,000	48,839
6.02% 1/24/36	55,000	55,525
μGoldman Sachs Group, Inc.
5.02% 10/23/35	65,000	63,203
5.56% 11/19/45	55,000	53,592
5.73% 1/28/56	85,000	84,660
6.48% 10/24/29	55,000	58,097
μHuntington Bancshares, Inc. 6.21% 8/21/29	55,000	57,253
μJPMorgan Chase & Co.
5.01% 1/23/30	40,000	40,444
5.14% 1/24/31	45,000	45,702
5.57% 4/22/28	45,000	45,899
6.25% 10/23/34	21,000	22,554
KeyBank NA 3.40% 5/20/26	250,000	246,176
μMorgan Stanley
2.48% 9/16/36	172,000	142,603
5.52% 11/19/55	45,000	43,961
5.83% 4/19/35	77,000	79,793
6.14% 10/16/26	210,000	211,638
6.30% 10/18/28	74,000	76,956
6.41% 11/1/29	52,000	54,885
μPNC Financial Services Group, Inc.
5.58% 1/29/36	40,000	40,711
5.68% 1/22/35	35,000	35,824
6.88% 10/20/34	155,000	171,375
μRegions Financial Corp. 5.50% 9/6/35	285,000	281,330
State Street Corp.
4.99% 3/18/27	50,000	50,652
μ6.45% 9/15/30	60,000	59,947
μTruist Bank 4.63% 9/17/29	522,000	510,596
μTruist Financial Corp. 4.95% 9/1/25	65,000	64,525
μU.S. Bancorp
2.49% 11/3/36	30,000	24,919
4.65% 2/1/29	35,000	35,021
5.05% 2/12/31	65,000	65,532
5.38% 1/23/30	15,000	15,304
5.42% 2/12/36	35,000	35,210
5.68% 1/23/35	35,000	35,781
5.73% 10/21/26	9,000	9,053
6.79% 10/26/27	20,000	20,664
μUBS Group AG 6.85% 9/10/29	200,000	198,839
μWells Fargo & Co. 5.24% 1/24/31	50,000	50,838
		4,233,814
Beverages–0.02%
PepsiCo, Inc. 5.00% 2/7/35	20,000	20,181
		20,181
Biotechnology–0.31%
Amgen, Inc. 5.15% 3/2/28	245,000	249,406
Gilead Sciences, Inc. 4.80% 4/1/44	35,000	31,940
LVIP Macquarie Wealth Builder Fund–5

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Royalty Pharma PLC 1.75% 9/2/27	90,000	$84,011
		365,357
Chemicals–0.06%
Dow Chemical Co. 5.95% 3/15/55	75,000	72,576
		72,576
Computers–0.39%
Accenture Capital, Inc.
4.05% 10/4/29	130,000	128,165
4.25% 10/4/31	65,000	63,815
4.50% 10/4/34	205,000	198,084
Leidos, Inc. 5.50% 3/15/35	70,000	69,777
		459,841
Diversified Financial Services–1.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	324,698
Air Lease Corp.
2.88% 1/15/26	410,000	404,051
4.63% 10/1/28	49,000	48,806
5.10% 3/1/29	36,000	36,402
5.20% 7/15/31	10,000	10,043
Aviation Capital Group LLC
3.50% 11/1/27	165,000	159,390
5.38% 7/15/29	45,000	45,355
Avolon Holdings Funding Ltd. 4.95% 1/15/28	35,000	34,853
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	422,690
5.88% 7/21/28	15,000	15,402
6.45% 6/8/27	25,000	25,890
6.50% 1/20/43	15,000	15,279
		1,542,859
Electric–2.23%
AEP Texas, Inc.
3.45% 1/15/50	20,000	13,722
5.40% 6/1/33	20,000	20,124
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	84,254
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	30,671
Constellation Energy Generation LLC 5.75% 3/15/54	280,000	269,381
μDominion Energy, Inc.
6.63% 5/15/55	35,000	34,754
7.00% 6/1/54	185,000	194,445
DTE Energy Co. 5.10% 3/1/29	45,000	45,594
Duke Energy Carolinas LLC 4.95% 1/15/33	110,000	110,028
Entergy Louisiana LLC 4.95% 1/15/45	20,000	17,919
Entergy Mississippi LLC 2.85% 6/1/28	165,000	157,088
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Texas, Inc. 3.55% 9/30/49	195,000	$138,150
Exelon Corp. 5.45% 3/15/34	25,000	25,419
Nevada Power Co. 3.13% 8/1/50	165,000	107,011
μNextEra Energy Capital Holdings, Inc.
6.38% 8/15/55	25,000	25,027
6.50% 8/15/55	30,000	30,583
Oglethorpe Power Corp. 6.20% 12/1/53	210,000	214,879
PacifiCorp
5.10% 2/15/29	10,000	10,188
5.45% 2/15/34	20,000	20,161
5.80% 1/15/55	20,000	19,513
μSempra 6.40% 10/1/54	50,000	47,425
Southern California Edison Co.
3.65% 2/1/50	80,000	55,473
4.00% 4/1/47	85,000	63,470
4.88% 3/1/49	130,000	108,312
5.20% 6/1/34	45,000	43,934
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	452,250
Vistra Operations Co. LLC
5.13% 5/13/25	123,000	122,872
6.00% 4/15/34	20,000	20,211
6.95% 10/15/33	150,000	161,123
WEC Energy Group, Inc. 1.80% 10/15/30	14,000	12,004
		2,655,985
Electronics–0.15%
Amphenol Corp. 2.20% 9/15/31	205,000	175,930
		175,930
Food–0.26%
Mars, Inc.
4.80% 3/1/30	85,000	85,486
5.20% 3/1/35	75,000	75,376
5.65% 5/1/45	50,000	50,109
5.70% 5/1/55	60,000	59,949
Sysco Corp. 5.10% 9/23/30	40,000	40,603
		311,523
Gas–0.08%
Southern California Gas Co. 2.95% 4/15/27	95,000	92,242
		92,242
Health Care Services–0.21%
HCA, Inc.
5.45% 9/15/34	65,000	64,435
6.20% 3/1/55	190,000	188,643
		253,078
Insurance–0.97%
200 Park Funding Trust 5.74% 2/15/55	100,000	99,229
LVIP Macquarie Wealth Builder Fund–6

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	$52,175
5.00% 9/12/32	150,000	150,282
Aon North America, Inc.
5.30% 3/1/31	20,000	20,463
5.75% 3/1/54	10,000	9,862
Arthur J Gallagher & Co. 5.55% 2/15/55	120,000	115,149
Athene Holding Ltd.
3.45% 5/15/52	125,000	80,220
3.95% 5/25/51	55,000	39,374
μ6.63% 10/15/54	40,000	39,610
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	265,000	258,878
New York Life Global Funding 5.45% 9/18/26	145,000	147,424
Prudential Financial, Inc. 5.20% 3/14/35	145,000	145,139
		1,157,805
Internet–0.40%
Amazon.com, Inc. 1.50% 6/3/30	375,000	325,713
Meta Platforms, Inc.
4.30% 8/15/29	30,000	29,993
4.55% 8/15/31	10,000	10,025
4.75% 8/15/34	75,000	74,468
5.40% 8/15/54	30,000	29,394
		469,593
Investment Companies–0.68%
Apollo Debt Solutions BDC 6.70% 7/29/31	205,000	211,508
ARES Capital Corp. 5.80% 3/8/32	102,000	101,387
Blackstone Private Credit Fund
5.60% 11/22/29	120,000	118,992
6.00% 1/29/32	35,000	34,700
6.00% 11/22/34	175,000	168,352
Blue Owl Credit Income Corp.
5.80% 3/15/30	100,000	98,058
6.60% 9/15/29	50,000	50,807
HPS Corporate Lending Fund 5.95% 4/14/32	25,000	24,660
		808,464
Iron & Steel–0.07%
Nucor Corp. 5.10% 6/1/35	80,000	78,886
		78,886
Machinery Diversified–0.58%
Deere & Co. 5.70% 1/19/55	125,000	130,191
Otis Worldwide Corp. 2.57% 2/15/30	620,000	561,140
		691,331
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.39%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	480,000	$291,533
Time Warner Cable LLC 7.30% 7/1/38	165,000	173,221
		464,754
Mining–0.17%
Freeport-McMoRan, Inc. 5.45% 3/15/43	215,000	201,595
		201,595
Miscellaneous Manufacturing–0.05%
Teledyne Technologies, Inc. 2.75% 4/1/31	65,000	57,914
		57,914
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	195,000	183,730
		183,730
Oil & Gas–0.56%
BP Capital Markets America, Inc.
4.81% 2/13/33	55,000	54,079
5.23% 11/17/34	90,000	90,462
ConocoPhillips Co.
5.00% 1/15/35	225,000	222,744
5.50% 1/15/55	45,000	43,489
Diamondback Energy, Inc. 5.20% 4/18/27	20,000	20,245
Occidental Petroleum Corp.
5.38% 1/1/32	25,000	24,628
5.55% 10/1/34	135,000	131,860
6.13% 1/1/31	82,000	84,281
		671,788
Packaging & Containers–0.04%
Amcor Flexibles North America, Inc. 5.50% 3/17/35	45,000	45,152
		45,152
Pharmaceuticals–0.20%
AbbVie, Inc. 5.35% 3/15/44	25,000	24,723
Eli Lilly & Co.
5.10% 2/12/35	65,000	66,283
5.50% 2/12/55	145,000	146,813
		237,819
Pipelines–1.29%
Enbridge, Inc.
5.25% 4/5/27	60,000	60,755
μ5.75% 7/15/80	20,000	19,339
μ7.20% 6/27/54	200,000	201,816
Energy Transfer LP
5.95% 5/15/54	35,000	33,424
6.05% 9/1/54	45,000	43,697
6.25% 4/15/49	230,000	228,171
LVIP Macquarie Wealth Builder Fund–7

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC
3.30% 2/15/53	5,000	$3,339
4.95% 2/15/35	30,000	29,583
5.35% 1/31/33	140,000	143,495
5.55% 2/16/55	30,000	29,138
Kinder Morgan, Inc. 5.95% 8/1/54	60,000	58,655
ONEOK, Inc.
5.70% 11/1/54	95,000	88,918
6.10% 11/15/32	180,000	188,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	96,890
5.00% 1/15/28	185,000	185,041
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	140,000	127,732
		1,538,568
Private Equity–0.05%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	60,000	59,154
		59,154
Real Estate Investment Trusts–0.36%
Crown Castle, Inc. 1.05% 7/15/26	70,000	66,725
Extra Space Storage LP 5.40% 2/1/34	75,000	75,094
VICI Properties LP
4.95% 2/15/30	235,000	232,970
5.63% 4/1/35	30,000	29,830
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	25,000	24,253
		428,872
Retail–0.05%
Home Depot, Inc.
4.88% 6/25/27	15,000	15,211
4.95% 6/25/34	45,000	45,151
		60,362
Semiconductors–0.50%
Broadcom, Inc.
3.19% 11/15/36	125,000	102,600
5.05% 7/12/29	165,000	167,292
Entegris, Inc. 4.75% 4/15/29	40,000	38,561
KLA Corp. 4.95% 7/15/52	315,000	288,565
		597,018
Software–0.29%
Oracle Corp.
3.60% 4/1/50	39,000	27,096
5.25% 2/3/32	65,000	65,838
6.00% 8/3/55	25,000	24,968
Synopsys, Inc.
5.15% 4/1/35	50,000	50,263
5.70% 4/1/55	40,000	39,717
Workday, Inc. 3.80% 4/1/32	150,000	138,835
		346,717
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–0.77%
AT&T, Inc.
3.50% 9/15/53	255,000	$173,882
6.30% 1/15/38	35,000	37,963
Rogers Communications, Inc. 5.30% 2/15/34	205,000	201,233
T-Mobile USA, Inc.
3.00% 2/15/41	520,000	377,264
5.13% 5/15/32	25,000	25,157
5.75% 1/15/34	25,000	26,041
5.88% 11/15/55	50,000	50,336
Verizon Communications, Inc. 2.88% 11/20/50	35,000	21,794
		913,670
Transportation–0.12%
Union Pacific Corp.
5.10% 2/20/35	60,000	60,517
5.60% 12/1/54	85,000	85,370
		145,887
Total Corporate Bonds (Cost $21,059,804)		20,251,121
NON-AGENCY ASSET-BACKED SECURITIES–3.28%
•AIMCO CLO 17 Ltd. Series 2022-17A CR 6.19% (TSFR03M + 1.90%) 7/20/37	250,000	250,064
•Ballyrock CLO 27 Ltd.
Series 2024-27A A1A 6.21% (TSFR03M + 1.35%) 10/25/37	300,000	300,272
Series 2024-27A B 6.76% (TSFR03M + 1.90%) 10/25/37	150,000	149,085
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	203,676
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	340,375	314,250
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	16,107	16,098
Ford Credit Auto Owner Trust Series 2023-C A3 5.53% 9/15/28	600,000	607,670
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	600,000	602,661
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 5.34% 6/15/28	170,000	171,675
•Man GLG U.S. CLO Series 2018-1A A1R 5.69% (TSFR03M + 1.40%) 4/22/30	57,718	57,736
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	600,000	604,200
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	294,750	279,101
LVIP Macquarie Wealth Builder Fund–8

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•TCW CLO Ltd. Series 2024-2A C 6.45% (TSFR03M + 2.15%) 7/17/37	250,000	$248,314
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	100,000	98,895
Total Non-Agency Asset-Backed Securities (Cost $3,951,751)		3,903,697
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	78,308	63,833
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.40% 6/25/29	31,568	30,039
Series 2021-10 A3 2.50% 12/25/51	78,140	63,696
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	75,398	61,603
•Sequoia Mortgage Trust Series 2015-1 B2 3.94% 1/25/45	3,176	3,067
Total Non-Agency Collateralized Mortgage Obligations (Cost $270,567)		222,238
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.25%
Bank
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	67,721
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	47,202
Series 2019-BN20 A3 3.01% 9/15/62	395,000	360,279
Series 2019-BN21 A5 2.85% 10/17/52	225,000	203,717
Series 2020-BN25 A5 2.65% 1/15/63	500,000	445,466
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	200,692
Series 2020-B20 A5 2.03% 10/15/53	50,000	42,226
Series 2020-B21 A5 1.98% 12/17/53	45,000	38,113
Series 2021-B24 A5 2.58% 3/15/54	47,000	40,448
•Series 2022-B34 A5 3.79% 4/15/55	35,000	31,601
•Series 2022-B35 A5 4.44% 5/15/55	105,000	99,811
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	146,708
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	$55,163
Series 2019-CD8 A4 2.91% 8/15/57	400,000	359,187
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	92,840
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.33% 4/15/49	145,000	141,964
Series 2020-555 A 2.65% 12/10/41	100,000	87,429
COMM Mortgage Trust Series 2016-CR28 A4 3.76% 2/10/49	50,000	49,510
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	73,495
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	171,537
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	29,191	29,038
Series 2017-GS5 A4 3.67% 3/10/50	65,000	63,001
Series 2019-GC39 A4 3.57% 5/10/52	20,000	18,409
Series 2020-GC47 A5 2.38% 5/12/53	35,000	30,999
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 A5 3.91% 1/15/49	30,000	29,678
Series 2016-JP2 AS 3.06% 8/15/49	60,000	56,651
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	154,165	153,074
Series 2015-C33 A4 3.77% 12/15/48	220,000	217,964
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	72,831
Series 2017-C7 A5 3.41% 10/15/50	195,000	186,916
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.53% 10/15/48	35,000	34,598
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	92,958
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	64,243
LVIP Macquarie Wealth Builder Fund–9

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	$57,906
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,246,574)		3,863,375
U.S. TREASURY OBLIGATIONS–8.00%
U.S. Treasury Bonds
2.25% 8/15/46	1,485,000	998,779
4.63% 11/15/44	80,000	80,100
4.75% 2/15/45	195,000	198,565
•U.S. Treasury Floating Rate Notes 4.35% 1/31/27 (USBMMY3M + 0.10%)	485,000	484,944
U.S. Treasury Notes
4.00% 2/28/30	575,000	576,303
4.00% 1/31/31	2,990,000	2,986,262
4.50% 12/31/31	855,000	876,475
4.63% 2/15/35	2,955,000	3,052,884
^U.S. Treasury Strips Principal 0.00% 5/15/44	635,000	261,424
Total U.S. Treasury Obligations (Cost $9,798,568)		9,515,736

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUND–1.98%
Vanguard S&P 500 ETF	4,590	$2,358,847
Total Exchange-Traded Fund (Cost $2,392,814)		2,358,847
MONEY MARKET FUND–0.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	126,922	126,922
Total Money Market Fund (Cost $126,922)		126,922

	Principal Amount°
SHORT-TERM INVESTMENT—4.03%
DISCOUNTED COMMERCIAL PAPER–4.03%
≠Western Union Co. 4.59% 4/1/25	4,800,000	4,800,000
		4,800,000
Total Short-Term Investment (Cost $4,800,000)		4,800,000

TOTAL INVESTMENTS–100.60% (Cost $107,438,543)	119,706,218
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.60%)	(719,405)
NET ASSETS APPLICABLE TO 10,059,407 SHARES OUTSTANDING–100.00%	$118,986,813

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.
LVIP Macquarie Wealth Builder Fund–10

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
20	U.S. Treasury 10 yr Notes	$2,224,375	$2,194,108	6/18/25	$30,267	$—
(36)	U.S. Treasury 10 yr Ultra Notes	(4,108,500)	(4,063,481)	6/18/25	—	(45,019)
19	U.S. Treasury Bonds	2,228,344	2,207,324	6/18/25	21,020	—
5	U.S. Treasury Ultra Bonds	611,250	607,514	6/18/25	3,736	—
Total Futures Contracts					$55,023	$(45,019)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
LVIP Macquarie Wealth Builder Fund–11